Product Warranties	12 Months Ended
Mar. 31, 2015
Guarantees [Abstract]
Product Warranties

10.  Product Warranties

The Company offers various warranties on its products, including a 30-year limited warranty on certain of its fibre cement siding products in the United States. A typical warranty program requires the Company to replace defective products within a specified time period from the date of sale. While the Company’s warranty costs have historically been within its calculated estimates, it is possible that future warranty costs could differ from those estimates.

The following are the changes in the product warranty provision:

	Years Ended 31 March
(Millions of US dollars)	2015	2014
Balance at beginning of period	$31.4	$27.1
Accruals for product warranties	16.0	14.0
Settlements made in cash or in kind	(12.2)	(9.7)

Balance at end of period	$35.2	$31.4